Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
Supplemental cash flow disclosures are as follows:

	Year Ended December 31,
	2021	2020	2019
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	$67	$339	$366
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(1,761)	(2,767)	(3,106)
Operating lease right-of-use assets obtained in exchange for lease obligations	—	(409)	(5,051)
Operating lease right-of-use assets obtained in exchange for lease obligations from acquisitions	398	—	—

Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Property and equipment included in accounts payable	$—	$—	$1,010
Capitalized software included in accounts payable	12	—	—

Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents	$139,078	$114,422	$170,520
Restricted cash	500	505	1,564
Total	$139,578	$114,927	$172,084